Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Other Long-Term Liabilities [Abstract]
Non-current net defined benefit liability	$ 69	$ 10
Post retirement liabilities [note 27]	4	3
Other	2	0
Other long-term liabilities	$ 75	$ 13	$ 114